Financial instruments - additional disclosures - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	May 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term note receivable and capitalized transaction costs	$ 150
Long term note receivable	142
Capitalized transaction costs	$ 4
Long term note receivable, interest rate (as a percent)	10.00%
Long term note receivable, effective interest rate (as a percent)		10.00%
Contingent amounts		$ 395	$ 395
Derivative assets (liabilities)		(8)	(2)
Derivative financial instruments		2	8
Current derivative financial liabilities		$ (10)	(10)
Debt at fixed interest rates (as a percent)		97.00%
Maximum exposure to credit risk of loans or receivables		$ 162
Amount by which credit derivatives or similar instruments related to loans or receivables mitigate maximum exposure to credit risk		375
Borrowings, Period For Paid In Kind Interest	3 years
Valued at amortized cost or cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current financial assets		$ 369	$ 179
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)		1.00%
Reasonably possible change in risk variable, impact on loss before taxes		$ 2
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)		10.00%
Long-term target minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability (as a percent)		3.00%	55.00%
Long-term target maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability (as a percent)		55.00%	57.00%
Contingent consideration liabilities | Level 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjustments for changes in assumptions		$ 17	$ 23
Significant parameters, measurement input | Contingent consideration liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, assets (as a percent)		10.00%
Percentage of reasonably possible decrease in unobservable input, assets (as a percent)		10.00%
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities		$ 17
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities		17
Long-term financial investments | Pricing, measurement input
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in fair value due to increase in unobservable input, profit or loss, assets		15
Increase (decrease) in fair value due to increase in unobservable input, comprehensive income, assets		15
Increase (decrease) in fair value due to decrease in unobservable input, comprehensive income, assets		15
Increase (decrease) in fair value due to decrease in unobservable input, profit or loss, assets		15
Long-term note receivable and other financial assets measured at amortized cost | Valued at amortized cost or cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current financial assets		161
Current financial assets		$ 1
Cash Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term note receivable, interest rate (as a percent)	3.00%
Paid In Kind Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term note receivable, interest rate (as a percent)	7.00%